UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-21317
                                                     ---------


                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
          (Address   of   principal executive offices)      (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2005
                                               ------------


                   Date of reporting period: November 30, 2004
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2004





                                                         Managed Portfolio Trust
                                           Tactical Preservation Portfolio Trust
                                          Tactical Opportunities Portfolio Trust
                                                               November 30, 2004
                                                                     (Unaudited)








    PMFM INC.
    Personal Mutual Fund Management











This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

Table of Contents

Managed Portfolio Trust........................................................4
Tactical Preservation Portfolio Trust.........................................15
Tactical Opportunities Portfolio Trust........................................26





--------------------------------------------------------------------------------
Investments in the PMFM Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, "Fund of Funds" structure limitations and expenses risks, sector risks, fixed income risks, tracking risks, ETF net asset value and market price risks, foreign securities risk, portfolio turnover risks, small capitalization companies risk and non-diversified fund risk, aggressive investment techniques risk, derivative instruments risks, swaps risks and leverage risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-866-ETF-PMFM (1-866-383-7636). The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Regarding the PMFM Tactical Opportunities Portfolio Trust:

Stated performance in the aforementioned fund was achieved at some or all points during the year by waiving or reimbursing part of those funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about January 28, 2005.


For More  Information  on Your  Personal  Mutual Fund  Management  (PMFM) Mutual
Funds:

          See Our Web site @ www.pmfmfunds.com
               or
          Call Our Shareholder Services Group Toll-Free at 1-866-ETF-PMFM, (1-866-383-7636)

[CHART HERE]

                          PMFM Managed Portfolio Trust
           Asset Allocation as of November 30, 2004 (% of net assets)


Exchange Traded Funds - 86.03%
Investment Company - 20.47%
Private Investment Company - 1.76%
Liabilities in Excess of Other Assets - (8.26)%


[CHART HERE]

                   PMFM Tactical Preservation Portfolio Trust
           Asset Allocation as of November 30, 2004 (% of net assets)


Exchange Traded Funds - 41.21%
Investment Company - 50.54%
Private Investment Company - 4.34%
Other Assets Less Liabilities - 3.91%


[CHART HERE]

                   PMFM Tactical Opportunities Portfolio Trust
           Asset Allocation as of November 30, 2004 (% of net assets)


Investment Company - 35.14%
Private Investment Company - 3.02%
Other Assets Less Liabilities - 61.84%


                                                    PMFM Managed Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 86.03%

           Energy Select Sector SPDR Fund .................................................       270,000             $  10,127,700
           iShares MSCI EAFE Index Fund ...................................................       171,400                26,609,850
           iShares MSCI Emerging Markets Index Fund .......................................       176,000                34,330,560
           iShares Russell 2000 Index Fund ................................................       205,290                26,047,195
           iShares Russell Midcap Index Fund ..............................................       166,800                12,726,840
           iShares Russell Midcap Value Index Fund ........................................       117,500                12,828,650
           iShares S&P Europe 350 Index Fund ..............................................       171,700                12,666,309
           iShares S&P MidCap 400/BARRA Growth Index Fund .................................        97,730                12,636,489
           iShares S&P SmallCap 600/BARRA Growth Index Fund ...............................       173,650                18,228,040
           iShares S&P SmallCap 600/BARRA Value Index Fund ................................        84,000                10,119,480
           Nasdaq-100 Index Tracking Stock ................................................       341,900                13,385,385
           Rydex S&P Equal Weight ETF .....................................................        83,900                12,668,900
           Utilities Select Sector SPDR Fund ..............................................       455,500                12,498,920
                                                                                                                      -------------

      Total Exchange Traded Funds (Cost $200,281,198) ...................................................               214,874,318
                                                                                                                      -------------

INVESTMENT COMPANY - 20.47%

           Merrimac Cash Series Nottingham Shares .........................................    51,129,315                51,129,315
           (Cost $51,129,315)
                                                                                                                      -------------
PRIVATE INVESTMENT COMPANY - 1.76%

      (b)  Pamlico Enhanced Cash Trust (note 1) ...........................................     4,392,936                 4,392,936
           (Cost $4,392,936)
                                                                                                                      -------------
Total Value of Investments (Cost $255,803,449 (c)) ........................................        108.26 %           $ 270,396,569
Liabilities in Excess of Other Assets .....................................................         (8.26)%             (20,627,461)
                                                                                               ----------             -------------
      Net Assets ..........................................................................        100.00 %           $ 249,769,108
                                                                                               ==========             =============



      (a)  Non-income producing investment

      (b)  Restricted security

      (c)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes is the same.  Unrealized  appreciation /
           (depreciation)  ofinvestments  for financial  reporting and federal income tax purposes is as follows:

           Aggregate gross unrealized appreciation ......................................................             $  14,648,730
           Aggregate gross unrealized depreciation ......................................................                   (55,610)
                                                                                                                      -------------

                      Net unrealized appreciation .......................................................             $  14,593,120
                                                                                                                      =============


See accompanying notes to financial statements



                                                    PMFM Managed Portfolio Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2004
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $255,803,449) ........................................................              $ 270,396,569
      Cash .............................................................................................                     11,230
      Income receivable ................................................................................                    109,773
      Receivable for fund shares sold ..................................................................                  1,218,671
      Prepaid expenses .................................................................................                     16,917
                                                                                                                      -------------
           Total assets ................................................................................                271,753,160
                                                                                                                      -------------

LIABILITIES
      Accrued expenses .................................................................................                     79,402
      Payable for investment purchases .................................................................                 20,302,790
      Payable for fund shares redeemed .................................................................                  1,601,860
                                                                                                                      -------------

           Total liabilities ...........................................................................                 21,984,052
                                                                                                                      -------------

NET ASSETS .............................................................................................              $ 249,769,108
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................              $ 237,571,425
      Accumulated net investment loss ..................................................................                   (541,916)
      Accumulated net realized loss on investments .....................................................                 (1,853,521)
      Net unrealized appreciation on investments .......................................................                 14,593,120
                                                                                                                      -------------
                                                                                                                      $ 249,769,108
                                                                                                                      =============
INVESTOR CLASS
      Net asset value, redemption and offering price per share
           ($249,026,643 / 23,700,629 shares outstanding; unlimited
            shares of $0.001 par value beneficial interest authorized)..................................              $       10.51
                                                                                                                      =============
ADVISOR CLASS
      Net asset value, redemption and offering price per share
           ($742,465 / 70,961 shares outstanding; unlimited
            shares of $0.001 par value beneficial interest authorized)..................................              $       10.46
                                                                                                                      =============



See accompanying notes to financial statements



                                                    PMFM Managed Portfolio Trust

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2004
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................               $  1,585,879
           Miscellaneous ...............................................................................                      7,677
                                                                                                                       ------------

               Total income ............................................................................                  1,593,556
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  1,507,502
           Fund administration fees (note 2) ...........................................................                    153,121
           Distribution and service fees - Investor Class (note 3) .....................................                    300,771
           Distribution and service fees - Advisor Class (note 3) ......................................                      2,917
           Custody fees (note 2) .......................................................................                     18,066
           Registration and filing administration fees (note 2) ........................................                      7,798
           Fund accounting fees (note 2) ...............................................................                     30,109
           Audit and tax preparation fees ..............................................................                     10,027
           Legal fees ..................................................................................                      9,025
           Securities pricing fees .....................................................................                        211
           Shareholder recordkeeping fees (note 2) .....................................................                     13,500
           Shareholder servicing expenses ..............................................................                     13,236
           Registration and filing expenses ............................................................                     48,131
           Printing expenses ...........................................................................                      3,009
           Trustee fees and meeting expenses ...........................................................                      3,008
           Other operating expenses ....................................................................                     15,041
                                                                                                                       ------------

               Total expenses ..........................................................................                  2,135,472
                                                                                                                       ------------

                    Net investment loss ................................................................                   (541,916)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ...................................................                 (4,795,183)
      Change in unrealized appreciation on investments .................................................                 14,593,120
                                                                                                                       ------------

           Net realized and unrealized gain on investments .............................................                  9,797,937
                                                                                                                       ------------

               Net increase in net assets resulting from operations ....................................               $  9,256,021
                                                                                                                       ============



See accompanying notes to financial statements



                                                    PMFM Managed Portfolio Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS


                                                                                ----------------------------------------------------
                                                                                              Period ended             Period ended
                                                                                              November 30,                May 31,
                                                                                                 2004 (a)                 2004 (b)
                                                                                ----------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .....................................................          $    (541,916)            $    (169,234)
         Net realized (loss) gain from investment transactions ...................             (4,795,183)                3,543,557
         Change in unrealized appreciation on investments ........................             14,593,120                         0
                                                                                            -------------             -------------
              Net increase in net assets resulting from operations ...............              9,256,021                 3,374,323
                                                                                            -------------             -------------

     Distributions to shareholders from
         Net investment income - Investor Class ..................................                      0                  (469,488)
                                                                                            -------------             -------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (d) ....             16,580,660               221,027,592
                                                                                            -------------             -------------

                     Total increase in net assets ................................             25,836,681               223,932,427

NET ASSETS
     Beginning of period .........................................................            223,932,427                         0
                                                                                            -------------             -------------

     End of period ...............................................................          $ 249,769,108             $ 223,932,427
                                                                                            =============             =============


(a) Unaudited
(b) For the period from June 30, 2003 (Date of Initial Public Investment) through May 31, 2004.
(c) For the period from April 30, 2004 (Date of Initial Public  Offering)  through May 31, 2004.
(d) A summary of capital share activity follows:

                                                                     ---------------------------------------------------------------
                                                                             Period ended                      Period ended
                                                                         November 30, 2004 (a)                 May 31, 2004
                                                                         Shares         Value             Shares            Value
                                                                     ---------------------------------------------------------------
----------------------------------------------------------------
                     INVESTOR CLASS (b)
----------------------------------------------------------------
Shares sold ....................................................       7,454,159    $  74,972,781       25,642,144    $ 256,788,307
Shares issued for reinvestment of distributions ................               0                0           45,493          469,488
Shares redeemed ................................................      (5,851,013)     (58,876,204)      (3,590,154)     (36,463,902)
                                                                   -------------    -------------    -------------    -------------
     Net increase ..............................................       1,603,146    $  16,096,577       22,097,483    $ 220,793,893
                                                                   =============    =============    =============    =============
----------------------------------------------------------------
                     ADVISOR CLASS (c)
----------------------------------------------------------------
Shares sold ....................................................          54,159    $     546,969           23,093    $     233,699
Shares issued for reinvestment of distributions ................               0                0                0                0
Shares redeemed ................................................          (6,291)         (62,886)               0                0
                                                                   -------------    -------------    -------------    -------------
     Net increase ..............................................          47,868    $     484,083           23,093    $     233,699
                                                                   =============    =============    =============    =============
----------------------------------------------------------------
                      FUND SUMMARY
----------------------------------------------------------------
Shares sold ....................................................       7,508,318    $  75,519,750       25,665,237    $ 257,022,006
Shares issued for reinvestment of distributions ................               0                0           45,493          469,488
Shares redeemed ................................................      (5,857,304)     (58,939,090)      (3,590,154)     (36,463,902)
                                                                   -------------    -------------    -------------    -------------
     Net increase ..............................................       1,651,014    $  16,580,660       22,120,576    $ 221,027,592
                                                                   =============    =============    =============    =============


See accompanying notes to financial statements





                                                    PMFM Managed Portfolio Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS

                                                                                ----------------------------------------------------
                                                                                             Period ended          Period ended
                                                                                             November 30,            May 31,
                                                                                               2004 (a)             2004 (b)
                                                                                ----------------------------------------------------
Net asset value, beginning of period ...........................................            $       10.12         $       10.00

      Income from investment operations
           Net investment loss .................................................                    (0.02)                 0.00
           Net realized and unrealized gain on investments .....................                     0.41                  0.15
                                                                                            -------------         -------------

               Total from investment operations ................................                     0.39                  0.15
                                                                                            -------------         -------------

      Distributions to shareholders from
           Net investment income ...............................................                     0.00                 (0.03)
                                                                                            -------------         -------------

Net asset value, end of period .................................................            $       10.51         $       10.12
                                                                                            =============         =============

Total return ...................................................................                     3.85 %                1.47 %
                                                                                            =============         =============

Ratios/supplemental data
      Net assets, end of period ................................................            $ 249,026,643         $ 223,698,786
                                                                                            =============         =============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                     1.77 %(c)             1.87 %(c)
           After expense reimbursements and waived fees ........................                     1.77 %(c)             1.85 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .......................                    (0.45)%(c)            (0.15)%(c)
           After expense reimbursements and waived fees ........................                    (0.45)%(c)            (0.12)%(c)

      Portfolio turnover rate ..................................................                   408.04 %              421.74 %

(a) Unaudited.

(b) For the period from June 30, 2003 (Date of Initial Public Investment) through May 31, 2004.

(c) Annualized.



                                                                                                                     (Continued)



                                                    PMFM Managed Portfolio Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                            ADVISOR CLASS

                                                                                ----------------------------------------------------
                                                                                             Period ended          Period ended
                                                                                             November 30,             May 31,
                                                                                               2004 (a)              2004 (b)
                                                                                ----------------------------------------------------
Net asset value, beginning of period ...........................................            $       10.12         $       10.12

      Income from investment operations
           Net investment loss .................................................                    (0.05)                 0.00
           Net realized and unrealized gain on investments .....................                     0.39                  0.00
                                                                                            -------------         -------------

               Total from investment operations ................................                     0.34                  0.00
                                                                                            -------------         -------------

Net asset value, end of period .................................................            $       10.46         $       10.12
                                                                                            =============         =============

Total return ...................................................................                     3.36 %                0.00 %
                                                                                            =============         =============

Ratios/supplemental data
      Net assets, end of period ................................................            $     742,465         $     233,641
                                                                                            =============         =============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                     2.52 %(c)             2.65 %(c)
           After expense reimbursements and waived fees ........................                     2.52 %(c)             2.65 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .......................                    (1.23)%(c)            (1.74)%(c)
           After expense reimbursements and waived fees ........................                    (1.23)%(c)            (1.74)%(c)

      Portfolio turnover rate ..................................................                   408.04 %              421.74 %

(a) Unaudited.

(b) For the period from June 30, 2003 (Date of Initial Public Investment) through May 31, 2004.

(c) Annualized.



See accompanying notes to financial statements


                          PMFM Managed Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The PMFM Managed Portfolio Trust, formerly known as PMFM ETF Portfolio Trust, (the "Fund") is a non-diversified series of shares of beneficial interest of the PMFM Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on June 30, 2003 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The Fund has an unlimited number of authorized shares, which are divided into two classes - Investor Class and Advisor Class.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                          PMFM Managed Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Restricted Security Transactions - Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment  advisory  agreement,  PMFM, Inc. (the "Advisor")
     provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets of the Fund's Investor Class and Advisor Class for the period ending November 30, 2004. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

                                                                     (Continued)

                          PMFM Managed Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00% per annum of the average daily net assets of the Investor Class and Advisor class, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class shares and Advisor Class shares in the Fund or support servicing of Investor Class and Advisor Class shareholder accounts. The Fund incurred $300,771 of such expenses for the Investor Class and $2,917 of such expenses for the Advisor Class under the Plan for the period ended November 30, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                     (Continued)

                          PMFM Managed Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                         Beginning               Ending
                                                    Total              Account Value          Account Value         Expenses Paid
                                                    Return              June 1, 2004        November 30, 2004      During Period^2
                                               -------------------   -------------------   -------------------  -------------------

Actual return for Investor Class                    3.85%                $1,000.00             $1,038.50               $ 9.05
Actual return for Advisor Class                     3.36%                $1,000.00             $1,033.60               $12.85
Hypothetical return for Investor Class^1            5.00%                $1,000.00             $1,016.19               $ 8.95
Hypothetical return for Advisor Class^1             5.00%                $1,000.00             $1,012.43               $12.71


     ^1 The hypothetical return of 5.00% is the annual return before expenses.

     ^2 Expenses are equal to the Fund's  annualized  expense ratio (1.77% and
        2.52% for the Investor Class and Advisor Class, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $525,030,037 and $319,953,655, respectively, for the period ended November 30, 2004.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-866-383-7636. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-866-383-7636; and (ii) on the SEC's website at http://www.sec.gov.

                                                                     (Continued)

                          PMFM Managed Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


                                             PMFM Tactical Preservation Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 41.21%

           iShares MSCI Emerging Markets Index Fund ..........................................      8,900               $ 1,736,034
           iShares MSCI EAFE Index Fund ......................................................     10,500                 1,630,125
           iShares Russell 2000 Index Fund ...................................................     23,460                 2,976,605
           Consumer Discretionary Select Sector SPDR Fund ....................................     42,050                 1,422,131
           iShares S&P MidCap 400/BARRA Growth Index Fund ....................................     11,170                 1,444,281
           iShares S&P SmallCap 600/BARRA Growth Index Fund ..................................     15,850                 1,663,775
           Utilities Select Sector SPDR Fund .................................................     51,950                 1,425,508
                                                                                                                        -----------

      Total Exchange Traded Funds (Cost $11,456,117) ....................................................                12,298,459
                                                                                                                        -----------

INVESTMENT COMPANY - 50.54%

           Merrimac Cash Series Nottingham Shares ............................................ 15,080,090                15,080,090
           (Cost $15,080,090)
                                                                                                                        -----------

PRIVATE INVESTMENT COMPANY - 4.34%

      (b)  Pamlico Enhanced Cash Trust (note 1) ..............................................  1,295,653                 1,295,653
           (Cost $1,295,653)
                                                                                                                        -----------

Total Value of Investments (Cost $27,831,860 (c)) ............................................      96.09 %             $28,674,202
Other Assets Less Liabilities ................................................................       3.91 %               1,165,846
                                                                                                                        -----------
      Net Assets .............................................................................     100.00 %             $29,840,048
                                                                                               ==========               ===========

      (a)  Non-income producing investment

      (b)  Restricted security

      (c)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Aggregate gross unrealized appreciation ......................................................                $  842,342
           Aggregate gross unrealized depreciation ......................................................                         0
                                                                                                                         ----------

                      Net unrealized appreciation .......................................................                $  842,342
                                                                                                                         ==========



See accompanying notes to financial statements



                                             PMFM Tactical Preservation Portfolio Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2004
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $27,831,860)..........................................................              $  28,674,202
      Cash .............................................................................................                      2,224
      Income receivable ................................................................................                     24,675
      Receivable for fund shares sold ..................................................................                  1,166,434
      Prepaid expenses .................................................................................                     26,657
                                                                                                                      -------------
           Total assets ................................................................................                 29,894,192
                                                                                                                      -------------

LIABILITIES
      Accrued expenses .................................................................................                     22,774
      Payable for fund shares redeemed .................................................................                     31,370
                                                                                                                      -------------

           Total liabilities ...........................................................................                     54,144
                                                                                                                      -------------

NET ASSETS .............................................................................................              $  29,840,048
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................              $  29,872,894
      Accumulated net investment loss ..................................................................                   (124,871)
      Accumulated net realized loss on investments .....................................................                   (750,317)
      Net unrealized appreciation on investments .......................................................                    842,342
                                                                                                                      -------------
                                                                                                                      $  29,840,048
                                                                                                                      =============
INVESTOR CLASS
      Net asset value, redemption and offering price per share
           ($29,749,873 / 2,999,165 shares outstanding; unlimited
            shares of $0.001 par value beneficial interest authorized)..................................              $        9.92
                                                                                                                      =============
ADVISOR CLASS
      Net asset value, redemption and offering price per share
           ($90,175 / 9,127 shares outstanding; unlimited
            shares of $0.001 par value beneficial interest authorized)..................................              $        9.88
                                                                                                                      =============



See accompanying notes to financial statements



                                             PMFM Tactical Preservation Portfolio Trust

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2004
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................               $    205,360
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                    174,171
           Fund administration fees (note 2) ...........................................................                     24,384
           Distribution and service fees - Investor Class (note 3) .....................................                     34,765
           Distribution and service fees - Advisor Class (note 3) ......................................                        276
           Custody fees (note 2) .......................................................................                      3,842
           Registration and filing administration fees (note 2) ........................................                      7,798
           Fund accounting fees (note 2) ...............................................................                     19,442
           Audit and tax preparation fees ..............................................................                     10,027
           Legal fees ..................................................................................                      8,022
           Securities pricing fees .....................................................................                        211
           Shareholder recordkeeping fees (note 2) .....................................................                     13,500
           Shareholder servicing expenses ..............................................................                      2,406
           Registration and filing expenses ............................................................                     21,058
           Printing expenses ...........................................................................                      1,805
           Trustee fees and meeting expenses ...........................................................                      2,507
           Other operating expenses ....................................................................                      6,017
                                                                                                                       ------------

               Total expenses ..........................................................................                    330,231
                                                                                                                       ------------

                    Net investment loss ................................................................                   (124,871)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ...................................................                   (426,688)
      Change in unrealized appreciation on investments .................................................                    842,342
                                                                                                                       ------------

           Net realized and unrealized gain on investments .............................................                    415,654
                                                                                                                       ------------

               Net increase in net assets resulting from operations ....................................               $    290,783
                                                                                                                       ============



See accompanying notes to financial statements



                                             PMFM Tactical Preservation Portfolio Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS


                                                                                ----------------------------------------------------
                                                                                              Period ended             Period ended
                                                                                              November 30,                May 31,
                                                                                                 2004 (a)                 2004 (b)
                                                                                ----------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .....................................................          $    (124,871)            $     (58,208)
         Net realized loss from investment transactions ..........................               (426,688)                 (323,629)
         Change in unrealized appreciation on investments ........................                842,342                         0
                                                                                            -------------             -------------
              Net increase (decrease) in net assets resulting from operations ....                290,783                  (381,837)
                                                                                            -------------             -------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (d) ....              7,903,684                22,027,418
                                                                                            -------------             -------------

                     Total increase in net assets ................................              8,194,467                21,645,581

NET ASSETS
     Beginning of period .........................................................             21,645,581                         0
                                                                                            -------------             -------------

     End of period ...............................................................          $  29,840,048             $  21,645,581
                                                                                            =============             =============


(a) Unaudited.
(b) For the period from March 25, 2004 (Date of Initial Public Investment) through May 31, 2004.
(c) For the period from April 30, 2004 (Date of Initial Public Offering) through May 31, 2005.
(d) A summary of capital share activity follows:

                                                                     ---------------------------------------------------------------
                                                                             Period ended                      Period ended
                                                                         November 30, 2004 (a)                 May 31, 2004
                                                                         Shares         Value             Shares            Value
                                                                     ---------------------------------------------------------------
----------------------------------------------------------------
                     INVESTOR CLASS (b)
----------------------------------------------------------------
Shares sold ....................................................       1,486,137    $  14,543,295        2,275,986    $  22,746,134
Shares redeemed ................................................        (690,265)      (6,725,846)         (72,692)        (721,216)
                                                                   -------------    -------------    -------------    -------------
     Net increase ..............................................         795,872    $   7,817,449        2,203,294    $  22,024,918
                                                                   =============    =============    =============    =============
----------------------------------------------------------------
                     ADVISOR CLASS (c)
----------------------------------------------------------------
Shares sold ....................................................           8,876    $      86,265              254    $       2,500
Shares redeemed ................................................              (3)             (30)               0                0
                                                                   -------------    -------------    -------------    -------------
     Net increase ..............................................           8,873    $      86,235              254    $       2,500
                                                                   =============    =============    =============    =============
----------------------------------------------------------------
                      FUND SUMMARY
----------------------------------------------------------------
Shares sold ....................................................       1,495,013    $  14,629,560        2,276,240    $  22,748,634
Shares redeemed ................................................        (690,268)      (6,725,876)         (72,692)        (721,216)
                                                                   -------------    -------------    -------------    -------------
     Net increase ..............................................         804,745    $   7,903,684        2,203,548    $  22,027,418
                                                                   =============    =============    =============    =============


See accompanying notes to financial statements



                                             PMFM Tactical Preservation Portfolio Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS

                                                                                ----------------------------------------------------
                                                                                             Period ended           Period ended
                                                                                             November 30,              May 31,
                                                                                               2004 (a)               2004 (b)
                                                                                ----------------------------------------------------
Net asset value, beginning of period ...........................................            $        9.82         $       10.00

      Income (loss) from investment operations
           Net investment loss .................................................                    (0.04)                (0.03)
           Net realized and unrealized gain (loss) on investments ..............                     0.14                 (0.15)
                                                                                            -------------         -------------

               Total from investment operations ................................                     0.10                 (0.18)
                                                                                            -------------         -------------

Net asset value, end of period .................................................            $        9.92         $        9.82
                                                                                            =============         =============

Total return ...................................................................                     1.02 %               (1.80)%
                                                                                            =============         =============

Ratios/supplemental data
      Net assets, end of period ................................................            $  29,749,873         $  21,643,083
                                                                                            =============         =============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                     2.37 %(c)             3.59 %(c)
           After expense reimbursements and waived fees ........................                     2.37 %(c)             2.46 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .......................                    (0.89)%(c)            (2.73)%(c)
           After expense reimbursements and waived fees ........................                    (0.89)%(c)            (1.61)%(c)

      Portfolio turnover rate ..................................................                   402.96 %              400.93 %

(a) Unaudited.

(b) For the period from March 25, 2004 (Date of Initial Public Investment) through May 31, 2004.

(c) Annualized.



                                                                                                                     (Continued)



                                             PMFM Tactical Preservation Portfolio Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS

                                                                                ----------------------------------------------------
                                                                                             Period ended           Period ended
                                                                                             November 30,             May 31,
                                                                                               2004 (a)               2004 (b)
                                                                                ----------------------------------------------------
Net asset value, beginning of period ...........................................            $        9.82         $        9.83

      Income (loss) from investment operations
           Net investment loss .................................................                    (0.05)                (0.02)
           Net realized and unrealized gain on investments .....................                     0.11                  0.01
                                                                                            -------------         -------------

               Total from investment operations ................................                     0.06                 (0.01)
                                                                                            -------------         -------------

Net asset value, end of period .................................................            $        9.88         $        9.82
                                                                                            =============         =============

Total return ...................................................................                     0.61 %               (0.10)%
                                                                                            =============         =============

Ratios/supplemental data
      Net assets, end of period ................................................            $      90,175         $       2,498
                                                                                            =============         =============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                     3.13 %(c)             4.61 %(c)
           After expense reimbursements and waived fees ........................                     3.13 %(c)             3.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .......................                    (1.53)%(c)            (3.55)%(c)
           After expense reimbursements and waived fees ........................                    (1.53)%(c)            (2.20)%(c)

      Portfolio turnover rate ..................................................                   402.96 %              400.93 %

(a) Unaudited.

(b) For the period from April 30, 2004 (Date of Initial Public Offering) through May 31, 2004.

(c) Annualized.



See accompanying notes to financial statements


                   PMFM Tactical Preservation Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION


     The PMFM Tactical Preservation Portfolio Trust, formerly known as PMFM Moderate Portfolio Trust, (the "Fund") is a non-diversified series of shares of beneficial interest of the PMFM Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on March 25, 2004 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The Fund has an unlimited number of authorized shares, which are divided into two classes - Investor Class and Advisor Class.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                   PMFM Tactical Preservation Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


          The Fund has capital loss carryforwards for federal income tax purposes of $323,629, which expires in the year 2012. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Restricted Security Transactions - Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment  advisory  agreement,  PMFM, Inc. (the "Advisor")
     provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund's Investor Class and Advisor Class for the fiscal year ending May 31, 2005. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month.

                                                                     (Continued)

                   PMFM Tactical Preservation Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00% per annum of the average daily net assets of the Investor Class and Advisor class, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class shares and Advisor Class shares in the Fund or support servicing of Investor Class and Advisor Class shareholder accounts. The Fund incurred $34,765 of such expenses for the Investor Class and $276 of such expenses for the Advisor Class under the Plan for the period ended November 30, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.



                                                                     (Continued)

                   PMFM Tactical Preservation Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                         Beginning               Ending
                                                    Total              Account Value          Account Value         Expenses Paid
                                                    Return              June 1, 2004        November 30, 2004      During Period^2
                                               -------------------   -------------------   -------------------  -------------------

Actual return for Investor Class                    1.02%                $1,000.00             $1,010.20               $11.94
Actual return for Advisor Class                     0.61%                $1,000.00             $1,006.10               $15.74
Hypothetical return for Investor Class^1            5.00%                $1,000.00             $1,013.19               $11.96
Hypothetical return for Advisor Class^1             5.00%                $1,000.00             $1,009.38               $15.77


     ^1 The hypothetical return of 5.00% is the annual return before expenses.

     ^2 Expenses are  equal to  the Fund's  annualized  expense ratio (2.37% and
        3.13% for the Investor Class and Advisor Class, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $39,258,624 and $27,375,820, respectively, for the period ended November 30, 2004.







                                                                     (Continued)

                   PMFM Tactical Preservation Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-866-383-7636. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-866-383-7636; and (ii) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


                                             PMFM Tactical Opportunities Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 35.14%

           Merrimac Cash Series Nottingham Shares ..............................................  725,631                $  725,631
           (Cost $725,631)
                                                                                                                         ----------

PRIVATE INVESTMENT COMPANY - 3.02%

      (b)  Pamlico Enhanced Cash Trust (note 1) ................................................   62,345                    62,345
           (Cost $62,345)
                                                                                                                         ----------

Total Value of Investments (Cost $787,976 (c)) .................................................    38.16 %              $  787,976
Other Assets Less Liabilities ..................................................................    61.84 %               1,276,928
                                                                                                  -------                ----------
      Net Assets ...............................................................................   100.00 %              $2,064,904
                                                                                                  =======                ==========

      (a)  Non-income producing investment

      (b)  Restricted security

      (c)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes is the same.  Unrealized  appreciation /
           (depreciation)  of investments  for financial  reporting and federal income tax purposes is as follows:

           Aggregate gross unrealized appreciation ......................................................                $        0
           Aggregate gross unrealized depreciation ......................................................                         0
                                                                                                                         ----------

                      Net unrealized appreciation .......................................................                $        0
                                                                                                                         ==========




See accompanying notes to financial statements



                                             PMFM Tactical Opportunities Portfolio Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2004
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $787,976) ..............................................................              $   787,976
      Cash ...............................................................................................                  512,500
      Income receivable ..................................................................................                      117
      Receivable for fund shares sold ....................................................................                  718,138
      Other asset ........................................................................................                   31,306
      Due from advisor (note 2) ..........................................................................                   17,843
                                                                                                                        -----------

           Total assets ..................................................................................                2,067,880
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ...................................................................................                    2,976
                                                                                                                        -----------

NET ASSETS ...............................................................................................              $ 2,064,904
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................              $ 2,065,349
      Accumulated net investment loss ....................................................................                     (445)
                                                                                                                        -----------
                                                                                                                        $ 2,064,904
                                                                                                                        ===========
INVESTOR CLASS
      Net asset value, redemption and offering price per share
           ($2,049,936 / 205,440 shares outstanding; unlimited
            shares of $0.001 par value beneficial interest authorized) ...................................              $      9.98
                                                                                                                        ===========

ADVISOR CLASS
      Net asset value, redemption and offering price per share
           ($14,968 / 1,503 shares outstanding; unlimited
            shares of $0.001 par value beneficial interest authorized) ...................................              $      9.96
                                                                                                                        ===========



See accompanying notes to financial statements




                                             PMFM Tactical Opportunities Portfolio Trust

                                                       STATEMENT OF OPERATIONS

                                               For the period from September 27, 2004
                                                 (Date of Initial Public Investment)
                                                    through November 30, 2004 (a)

NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................                $    147
                                                                                                                           --------

      Expenses
           Investment advisory fees (note 2) ..............................................................                     290
           Fund administration fees (note 2) ..............................................................                      41
           Distribution and service fees - Investor Class (note 3) ........................................                      54
           Distribution and service fees - Advisor Class (note 3) .........................................                      16
           Custody fees (note 2) ..........................................................................                     334
           Registration and filing administration fees (note 2) ...........................................                   2,623
           Fund accounting fees (note 2) ..................................................................                   5,624
           Audit and tax preparation fees .................................................................                   3,123
           Legal fees .....................................................................................                   2,499
           Securities pricing fees ........................................................................                      65
           Shareholder recordkeeping fees (note 2) ........................................................                   4,725
           Other accounting fees (note 2) .................................................................                   3,980
           Shareholder servicing expenses .................................................................                     749
           Registration and filing expenses ...............................................................                   6,559
           Printing expenses ..............................................................................                     562
           Trustee fees and meeting expenses ..............................................................                     781
           Other operating expenses .......................................................................                   1,874
                                                                                                                           --------

               Total expenses .............................................................................                  33,899
                                                                                                                           --------

               Less:
                    Expense reimbursements (note 2) .......................................................                 (33,017)
                    Investment advisory fees waived (note 2) ..............................................                    (290)
                                                                                                                           --------

               Net expenses ...............................................................................                     592
                                                                                                                           --------

                    Net investment loss ...................................................................                    (445)
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................                       0
      Change in unrealized appreciation on investments ....................................................                       0
                                                                                                                           --------

           Net realized and unrealized gain on investments ................................................                       0
                                                                                                                           --------

               Net decrease in net assets resulting from operations .......................................                $   (445)
                                                                                                                           ========

(a) Unaudited.


See accompanying notes to financial statements




                                             PMFM Tactical Opportunities Portfolio Trust

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                               For the period from September 27, 2004
                                                 (Date of Initial Public Investment)
                                                    through November 30, 2004 (a)

INCREASE IN NET ASSETS

      Operations
           Net investment loss .............................................................................            $      (445)
                                                                                                                        -----------

      Capital share transactions
           Increase in net assets resulting from capital share transactions (b) ............................              2,065,349
                                                                                                                        -----------

               Total increase in net assets ................................................................              2,064,904

NET ASSETS
      Beginning of period ..................................................................................                      0
                                                                                                                        -----------

      End of period ........................................................................................            $ 2,064,904
                                                                                                                        ===========

(a) Unaudited.

(b) A summary of capital share activity follows:

                                                                  -----------------------------------------------------------------
                                                                                                  Shares                    Value
                                                                  -----------------------------------------------------------------
-----------------------------------------------------------------
                      INVESTOR CLASS
-----------------------------------------------------------------
Shares sold ......................................................                                205,440                $2,050,339
Shares redeemed ..................................................                                      0                         0
                                                                                                  -------                ----------
      Net increase                                                                                205,440                $2,050,339
                                                                                                  =======                ==========

-----------------------------------------------------------------
                      ADVISOR CLASS
-----------------------------------------------------------------
Shares sold ......................................................                                  1,503                $   15,010
Shares redeemed ..................................................                                      0                         0
                                                                                                  -------                ----------
      Net increase                                                                                  1,503                $   15,010
                                                                                                  =======                ==========

-----------------------------------------------------------------
                      FUND SUMMARY
-----------------------------------------------------------------
Shares sold ......................................................                                206,943                $2,065,349
Shares redeemed ..................................................                                      0                         0
                                                                                                  -------                ----------
      Net increase                                                                                206,943                $2,065,349
                                                                                                  =======                ==========




See accompanying notes to financial statements




                                             PMFM Tactical Opportunities Portfolio Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                               For the period from September 27, 2004
                                                 (Date of Initial Public Investment)
                                                    through November 30, 2004 (a)


                                                                                ----------------------------------------------------
                                                                                                INVESTOR                 ADVISOR
                                                                                                 CLASS                    CLASS
                                                                                ----------------------------------------------------

Net asset value, beginning of period ...........................................            $       10.00              $  10.00

      Loss from investment operations
           Net investment income (loss) ........................................                     0.00                 (0.03)
           Net realized and unrealized loss on investments .....................                    (0.02)                (0.01)
                                                                                            -------------              --------

               Total from investment operations ................................                    (0.02)                (0.04)
                                                                                            -------------              --------

Net asset value, end of period .................................................            $        9.98              $   9.96
                                                                                            =============              ========

Total return ...................................................................                    (0.20)%               (0.40)%
                                                                                            =============              ========

Ratios/supplemental data
      Net assets, end of period ................................................            $   2,049,936              $ 14,968
                                                                                            =============              ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                   145.36 %(b)           156.19 %(b)
           After expense reimbursements and waived fees ........................                     2.50 %(b)             3.25 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .......................                  (144.73)%(b)          (155.52)%(b)
           After expense reimbursements and waived fees ........................                    (1.87)%(b)            (2.57)%(b)

      Portfolio turnover rate ..................................................                     0.00 %                0.00 %

(a) Unaudited.

(b) Annualized.






See accompanying notes to financial statements


                   PMFM Tactical Opportunities Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The PMFM Tactical Opportunities Portfolio Trust (the "Fund") is a non-diversified series of shares of beneficial interest of the PMFM Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 27, 2004 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The Fund has an unlimited number of authorized shares, which are divided into two classes - Investor Class and Advisor Class.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees"). A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                   PMFM Tactical Opportunities Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

          F. Restricted Security Transactions - Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment  advisory  agreement,  PMFM, Inc. (the "Advisor")
     provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund's Investor Class and Advisor Class for the fiscal year ending May 31, 2005. There can be no assurance that the Expense Limitation Agreement will continue in the future. The Advisor has waived its fee amounting to $290 ($0.02 per share) and has reimbursed expenses in the amount of $33,017 for the period ended November 30, 2004.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets.


                                                                     (Continued)

                   PMFM Tactical Opportunities Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00% per annum of the average daily net assets of the Investor Class and Advisor class, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class shares and Advisor Class shares in the Fund or support servicing of Investor Class and Advisor Class shareholder accounts. The Fund incurred $54 of such expenses for the Investor Class and $16 of such expenses for the Advisor Class under the Plan for the period ended November 30, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                     (Continued)

                   PMFM Tactical Opportunities Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                         Beginning               Ending
                                                    Total              Account Value          Account Value         Expenses Paid
                                                    Return              June 1, 2004        November 30, 2004      During Period^2
                                               -------------------   -------------------   -------------------  -------------------

Actual return for Investor Class                   (0.20)%                $1,000.00             $  998.00                $4.45
Actual return for Advisor Class                    (0.40)%                $1,000.00             $  996.00                $5.78
Hypothetical return for Investor Class^1            5.00 %                $1,000.00             $1,004.45                $4.46
Hypothetical return for Advisor Class^1             5.00 %                $1,000.00             $1,003.12                $5.80

     ^1 The hypothetical return of 5.00% is the annual return before expenses. ^2 Expenses re equal to the Fund's annualized expense ratio (2.50% and
        3.25% for the Investor Class and Advisor Class, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year divided by 365 (to reflect the semi-annual period).


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $0 and $0, respectively, for the period ended November 30, 2004.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-866-383-7636. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-866-383-7636; and (ii) on the SEC's website at http://www.sec.gov.



                                                                     (Continued)

                   PMFM Tactical Opportunities Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

The PMFM Mutual Funds
are a series of the
PMFM Investment Trust








For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        PMFM, Inc.
116 South Franklin Street                      1551 Jennings Mill Road
Post Office Drawer 4365                        Suite 2400A
Rocky Mount, North Carolina 27802-0069         Bogart, Georgia 30622

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-866-ETF-PMFM, 1-866-383-7636

World Wide Web @:                              World Wide Web @:

ncfunds.com                                    pmfmfunds.com








                                               PMFM INC.
                                               Personal Mutual Fund Management

Item 2. CODE OF ETHICS.

     Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not  applicable.


Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not  applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not  applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not  applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

     None.


Item 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b)    Certifications required by Item 12.(b)of Form N-CSR are filed herewith as
       Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PMFM INVESTMENT TRUST


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 -----------------------------------------
                                 Timothy A. Chapman
                                 President and Principal Executive Officer


Date: January 31, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 --------------------------------
                                 Timothy A. Chapman
                                 President and Principal Executive Officer
                                 PMFM Investment Trust

Date: January 31, 2005





By:  (Signature and Title)       /s/ Donald L. Beasley
                                 --------------------------------
                                 Donald L. Beasley
                                 Trustee, Chairman, Treasurer and Principal
                                 Financial Officer
                                 PMFM Investment Trust

Date: January 31, 2005